FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
Summary of assets (liabilities) measured at fair value on a recurring basis

Assets (liabilities) measured at fair value on a recurring basis as at December 31, 2024 include:

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$51.9	$—	$—	$51.9
Derivative contracts:
Foreign currency forward and collar contracts	—	(17.7)	—	(17.7)
Energy swap contracts	—	1.8	—	1.8
Other	—	1.4	—	1.4
	$51.9	$(14.5)	$—	$37.4